INCOME TAXES - Accumulated Deferred Income Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Property basis differences	$ 1,370	$ 1,283
Regulatory asset/liability	64	98
Loss carryforwards and tax credits	(40)	(184)
Valuation allowances	22	22	$ 27	$ 28
Other	(4)	(1)
Accumulated deferred income tax liability, net	$ 1,412	$ 1,218